As filed with the Securities and Exchange Commission on May 19, 2017

Securities Act File No. 002-83041

Investment Company Act File No. 811-03715

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 54	☒

(Check appropriate box or boxes)

ELFUN INCOME FUND

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 664-7037

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☐	on (date) Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 54 to the Registrant’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Registrant’s PEA No. 53 on Form N-1A filed April 28, 2017. This PEA No. 54 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 53 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, Elfun Income Fund (the “Fund”), certifies that it meets all requirements for the effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to the Fund’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and Commonwealth of Massachusetts on this 19th day of May, 2017.

ELFUN INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Fund has been signed below by the following persons in the capacities as indicated on the 19th day of May, 2017:

Signature	Signature
/s/ Douglas T. Williams* Douglas T. Williams, Trustee	/s/ James E. Ross* James E. Ross, Trustee

/s/ Jeanne M. La Porta* Jeanne M. La Porta, Trustee	/s/ Richard D. Shirk* Richard D. Shirk, Trustee

/s/ William L. Marshall* William L. Marshall, Trustee	/s/ Rina K. Spence* Rina K. Spence, Trustee

/s/ Patrick J. Riley* Patrick J. Riley, Trustee	/s/ Michael A. Jessee* Michael A. Jessee, Trustee

/s/ Bruce S. Rosenberg Bruce S. Rosenberg, Treasurer and Principal Financial Officer

/s/ Ellen M. Needham Ellen M. Needham, President and Principal Executive Officer

/s/ Jesse D. Hallee
*By: Jesse D. Hallee Attorney-in-Fact Pursuant to Powers of Attorney

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase